Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 2.8%
Kratos Defense & Security Solutions, Inc. (A)	137,715	$ 3,745,848
Mercury Systems, Inc. (A)	56,426	3,724,116

		7,469,964

Banks - 5.0%
Banc of California, Inc.	239,002	4,091,714
Cadence BanCorp	253,810	4,822,390
Home BancShares, Inc.	202,502	4,288,993

		13,203,097

Biotechnology - 2.1%
Avid Bioservices, Inc. (A)	214,543	5,503,028

Chemicals - 1.8%
Quaker Chemical Corp.	19,367	4,875,449

Consumer Finance - 1.1%
LendingTree, Inc. (A)	14,620	2,854,116

Electrical Equipment - 0.7%
TPI Composites, Inc. (A) (B)	49,264	1,928,193

Electronic Equipment, Instruments & Components - 1.0%
nLight, Inc. (A)	74,398	2,580,867

Food & Staples Retailing - 1.8%
Grocery Outlet Holding Corp. (A) (B)	142,802	4,729,602

Health Care Equipment & Supplies - 12.5%
BioLife Solutions, Inc. (A)	88,837	4,166,455
CONMED Corp.	39,715	5,478,287
Heska Corp. (A)	26,814	6,454,130
LeMaitre Vascular, Inc.	80,000	4,356,800
Mesa Laboratories, Inc. (B)	19,087	5,621,313
Neogen Corp. (A)	157,770	6,872,461

		32,949,446

Health Care Providers & Services - 2.0%
LHC Group, Inc. (A)	23,961	5,155,928

Health Care Technology - 5.2%
Omnicell, Inc. (A)	28,076	4,113,134
Phreesia, Inc. (A)	72,519	4,956,673
Simulations Plus, Inc. (B)	100,730	4,753,449

		13,823,256

Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc. (A)	71,857	3,904,709
Texas Roadhouse, Inc.	51,450	4,742,147

		8,646,856

Household Durables - 6.8%
Green Brick Partners, Inc. (A)	124,049	3,109,909
Skyline Champion Corp. (A)	155,876	8,791,406
TopBuild Corp. (A)	29,442	5,967,599

		17,868,914

IT Services - 12.6%
Endava PLC, ADR (A)	52,291	6,725,668
Evo Payments, Inc., Class A (A)	288,355	8,419,966
MAXIMUS, Inc.	49,407	4,397,223

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Repay Holdings Corp. (A)	158,160	$ 3,939,766
WNS Holdings Ltd., ADR (A)	118,360	9,745,762

		33,228,385

Leisure Products - 1.8%
YETI Holdings, Inc. (A)	50,655	4,879,596

Life Sciences Tools & Services - 9.9%
Medpace Holdings, Inc. (A)	51,799	9,113,516
NeoGenomics, Inc. (A) (B)	126,940	5,851,934
Repligen Corp. (A)	45,809	11,255,271

		26,220,721

Machinery - 1.0%
Chart Industries, Inc. (A)	17,259	2,682,911

Media - 1.2%
Cardlytics, Inc. (A)	25,190	3,172,932

Oil, Gas & Consumable Fuels - 1.2%
Brigham Minerals, Inc., Class A	165,410	3,248,652

Personal Products - 2.6%
elf Beauty, Inc. (A)	247,108	6,822,652

Road & Rail - 2.9%
Saia, Inc. (A)	34,448	7,785,248

Semiconductors & Semiconductor Equipment - 0.9%
Silicon Laboratories, Inc. (A)	16,640	2,479,194

Software - 14.1%
8x8, Inc. (A) (B)	90,469	2,312,388
Appfolio, Inc., Class A (A) (B)	21,288	3,014,381
Cerence, Inc. (A) (B)	31,662	3,403,981
Mimecast Ltd. (A)	103,160	5,730,538
Pegasystems, Inc.	65,616	8,375,226
Qualys, Inc. (A)	20,325	2,064,207
Workiva, Inc. (A)	95,979	12,455,195

		37,355,916

Specialty Retail - 1.7%
Boot Barn Holdings, Inc. (A)	51,035	4,410,445

Trading Companies & Distributors - 1.4%
SiteOne Landscape Supply, Inc. (A)	21,368	3,734,699

Total Common Stocks (Cost $164,810,477)		257,610,067

OTHER INVESTMENT COMPANY - 2.8%
Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (C)	7,270,474	7,270,474

Total Other Investment Company (Cost $7,270,474)		7,270,474

Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.6%

Fixed Income Clearing Corp., 0.00% (C), dated 07/30/2021, to be repurchased at $6,760,629 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $6,895,875.

$ 6,760,629	$ 6,760,629

Total Repurchase Agreement (Cost $6,760,629)	6,760,629

Total Investments (Cost $178,841,580)	271,641,170
Net Other Assets (Liabilities) - (2.8)%	(7,395,799)

Net Assets - 100.0%	$ 264,245,371

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$257,610,067	$—	$—	$257,610,067
Other Investment Company	7,270,474	—	—	7,270,474
Repurchase Agreement	—	6,760,629	—	6,760,629

Total Investments	$264,880,541	$6,760,629	$—	$271,641,170

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,326,039, collateralized by cash collateral of $7,270,474 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,497,133. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3